Other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other payables
Accrued expenses and other	$ 5,723	$ 7,152
Contract liabilities	3,523	3,857
Employees and related liabilities	9,918	11,252
Government authorities	3,130	2,686
Total other payables	$ 22,294	$ 24,947